Net sales (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of associates [line items]
Schedule of net sales to customers by geographical areas

(a)The Group’s revenues are mostly from sales of gold and precious metals in the form of concentrates, including silver-lead, silver-gold, zinc and lead-gold-copper concentrates and ounces of gold. Set out below is the disaggregation of the Group’s revenue from contracts with customers:

	2020	2019	2018
	US$(000)	US$(000)	US$(000)

Revenues by geographic region:
Metal and concentrates sales -
Peru	389,854	476,978	521,017
America - other than Peru	163,500	171,769	370,624
Europe	42,210	60,475	100,792
Asia	39,110	105,645	120,519

	634,674	814,867	1,112,952

Services -
Peru	20,173	23,501	23,712
America - other than Peru	92	130	289
Europe	20	30	—
	20,285	23,661	24,001

Royalties -
Peru	18,638	22,297	20,385

	673,597	860,825	1,157,338

	2020	2019	2018
	US$(000)	US$(000)	US$(000)

Revenues by type of good or services:
Sales by metal -
Silver	230,498	298,171	362,122
Gold	229,590	254,194	411,877
Copper	181,311	238,304	274,761
Zinc	120,546	149,317	164,666
Lead	48,426	89,141	85,555
Manganese sulfate	4,051	6,046	6,655
	814,422	1,035,173	1,305,636
Commercial deductions, note 2.4(q)	(179,748)	(220,306)	(192,684)
Sales of goods, note 20(b)	634,674	814,867	1,112,952
Sales of Services, note 20(b)	20,285	23,661	24,001
Royalties income, note 20(b)	18,638	22,297	20,385

Total revenue from contracts with customers	673,597	860,825	1,157,338

Revenues by type of recognition:
Goods transferred at a point in time	634,674	814,867	1,112,952
Services transferred over time	20,285	23,661	24,001
Royalties at a point of time	18,638	22,297	20,385

	673,597	860,825	1,157,338

(b)Set out below, is the reconciliation of the revenue from contracts with customers with the amounts disclosed in the consolidated statement of profit or loss:

	2020	2019	2018
	US$(000)	US$(000)	US$(000)

Contracts with customers for sale of goods (a)	634,674	814,867	1,112,952
Fair value of accounts receivables	5,154	2,347	(6,013)
Adjustments to prior period liquidations	4,255	394	788
Hedge operations, note 32(a)	(6,464)	4,322	(1,398)
Sale of goods	637,619	821,930	1,106,329

Sale of services, note 20(a)	20,285	23,661	24,001

Royalty income, note 20(a)	18,638	22,297	20,385

	676,542	867,888	1,150,715

Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of associates [line items]
Schedule of net sales by geographic region

(b)The following table shows sales by geographic region based on the final destination port:

	For the year ended	For the year ended	For the year ended
	December 31, 2020	December 31, 2019	December 31, 2018
	US$(000)	US$(000)	US$(000)

Asia	2,096,084	2,374,350	2,404,530
Europe	207,954	77,716	209,894
North America	120,865	265,599	295,448
South America (primarily Peru)	106,489	168,077	136,400
Central America	7,201	11,152	15,658
	2,538,593	2,896,894	3,061,930

Schedule of revenue by type of products

(a)This item is made up as follows:

	For the year ended		For the year ended		For the year ended
	December 31, 2020		December 31, 2019		December 31, 2018
	Pounds (000)	US$(000)	Pounds (000)	US$(000)	Pounds (000)	US$(000)

Copper in concentrate	743,274	2,088,167	912,974	2,294,249	962,113	2,458,088
Copper cathode	83,870	241,808	88,875	244,277	86,346	251,908
Other (primarily silver and molybdenum concentrate)		208,618		358,368		351,934

Total revenues		2,538,593		2,896,894		3,061,930

Minera Yanacocha SRL and subsidiary [Member]
Disclosure of associates [line items]
Schedule of net sales by geographic region

	2020	2019	2018
	US$(000)	US$(000)	US$(000)

Sales and services by geographic region:
Metal sales
Europe (Switzerland)	590,002	734,526	518,664
America	1,135	—	139,989
Singapore	1,257	—	—
	592,394	734,526	658,653

Schedule of net sales to customers by geographical areas

(a)The Company’s revenues are mainly from sales of gold ounces. The table below presents the sales to customers by geographic region:

	2020	2019	2018
	US$(000)	US$(000)	US$(000)

Sales and services by geographic region:
Metal sales
Europe (Switzerland)	590,002	734,526	518,664
America	1,135	—	139,989
Singapore	1,257	—	—
	592,394	734,526	658,653

Schedule of other operating revenue	(b)Other operating revenue is made up as follows:

	2020	2019	2018
	US$(000)	US$(000)	US$(000)

Copper and silver in concentrate	27,765	4,098	20,442
Others	3	678	1,523

	27,768	4,776	21,965